SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Changes in Stockholders’ Equity (in thousands) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss)	$ (3,759)	$ (2,007)	$ (6,610)	$ (3,455)	$ (6,198)	$ (9,466)
Stock-based compensation expense, amount					2,678	4,841
Stock-based compensation expense, shares					200,000
Options exercised, amount					563
Options exercised, shares					452,000
Warrants exercised, amount					50
Warrants issued					1,805
Options issued for services					107
Stock issued in exchange for debt, amount	400,000				3,332
Stock issued in exchange for debt, shares			230
Gain(Loss) attributable to noncontrolling entity	12	24	4	24	51	4
Stock issued for services, amount			648	367	938	298
Unrealized gain (loss) on securities available for sale					(51)
Retirement of Stock - open market purchases, amount					(62)	(6)
Adjustments from restatement					1,404
Voting Common Stock
Balances, amount					20
Balances, shares					19,782
Net Income (Loss)
Stock-based compensation expense, amount
Stock-based compensation expense, shares					2
Options exercised, amount
Options exercised, shares					452
Warrants exercised, amount
Warrants exercised, shares					50
Warrants issued
Options issued for services
RSUs issued, amount					1
RSUs issued, shares					1,148
Stock issued in exchange for debt, amount					2
Stock issued in exchange for debt, shares					1,372
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount
Stock issued for services, shares					490
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount
Retirement of Stock - open market purchases, shares					(37)
Adjustments from restatement
Balances, amount					23
Balances, shares					23,259
Additional Paid-in Capital
Balances, amount					28,949
Net Income (Loss)
Stock-based compensation expense, amount					2,678
Options exercised, amount					563
Warrants exercised, amount					50
Warrants issued					1,805
Options issued for services					107
RSUs issued, amount					(1)
Stock issued in exchange for debt, amount					3,330
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount					938
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount					(62)
Adjustments from restatement					1,490
Balances, amount					39,847
Accumulated Other Comprehensive Income (Loss) [Member]
Net Income (Loss)
Stock-based compensation expense, amount
Options exercised, amount
Warrants exercised, amount
Warrants issued
Options issued for services
RSUs issued, amount
Stock issued in exchange for debt, amount
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount
Unrealized gain (loss) on securities available for sale					(51)
Retirement of Stock - open market purchases, amount
Adjustments from restatement
Balances, amount					(51)
Accumulated Deficit during Development Stage [Member]
Balances, amount					(13,587)
Net Income (Loss)					(6,112)
Stock-based compensation expense, amount
Options exercised, amount
Warrants exercised, amount
Warrants issued
Options issued for services
RSUs issued, amount
Stock issued in exchange for debt, amount
Gain(Loss) attributable to noncontrolling entity
Stock issued for services, amount
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount
Adjustments from restatement					(86)
Balances, amount					(19,785)
Non-Controlling Interest
Balances, amount					2,111
Net Income (Loss)
Stock-based compensation expense, amount
Options exercised, amount
Warrants exercised, amount
Warrants issued
Options issued for services
RSUs issued, amount
Stock issued in exchange for debt, amount
Gain(Loss) attributable to noncontrolling entity					51
Stock issued for services, amount
Unrealized gain (loss) on securities available for sale
Retirement of Stock - open market purchases, amount
Adjustments from restatement
Balances, amount					2,162
Stockholders' Equity
Balances, amount					17,493
Net Income (Loss)					(6,112)
Stock-based compensation expense, amount					2,678
Options exercised, amount					563
Warrants exercised, amount					50
Warrants issued					1,805
Options issued for services					107
RSUs issued, amount					(1)
Stock issued in exchange for debt, amount					3,332
Gain(Loss) attributable to noncontrolling entity					51
Stock issued for services, amount					938
Unrealized gain (loss) on securities available for sale					(21)
Retirement of Stock - open market purchases, amount					(62)
Adjustments from restatement					1,404
Balances, amount					$ 22,196